IMPAIRMENT CHARGES AND ASSET DERECOGNITION - Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Impairment charges
Property, plant and equipment	$ 243.2	$ 49.3
Round Mountain
Impairment charges
Impairment charge to adjust the inventories to net realizable value	106.8
Impairment impact on tax recovery	18.9
Property, plant and equipment	$ 243.2
Bald Mountain Vantage
Impairment charges
Impairment impact on tax recovery		25.3
Impairment charge related to metal inventory		$ 95.2